Intangible Assets - Additional Information (Detail) (USD $)	6 Months Ended		1 Months Ended				12 Months Ended		1 Months Ended		19 Months Ended	1 Months Ended	36 Months Ended	12 Months Ended	36 Months Ended			1 Months Ended		38 Months Ended	1 Months Ended	47 Months Ended		1 Months Ended
	Dec. 31, 2011 Firecrest Clinical Limited	Jul. 14, 2011 Firecrest Clinical Limited	Jul. 14, 2011 Firecrest Clinical Limited Customer relationships acquired Year	Jul. 14, 2011 Firecrest Clinical Limited Order Backlog Year	Jul. 14, 2011 Firecrest Clinical Limited Technology Assets Year	Jul. 14, 2011 Firecrest Clinical Limited Trade Names Year	Dec. 31, 2011 Oxford Outcomes Limited	Jan. 14, 2011 Oxford Outcomes Limited	Jan. 14, 2011 Oxford Outcomes Limited Customer relationships acquired Year	Jan. 14, 2011 Oxford Outcomes Limited Order Backlog Year	Dec. 31, 2011 Timaq Medical Imaging	May 17, 2010 Timaq Medical Imaging Customer relationships acquired Year	Dec. 31, 2011 Qualia Clinical Services, Inc, and Veeda Laboratories Limited	Dec. 31, 2009 Qualia Clinical Services, Inc, and Veeda Laboratories Limited Customer relationships acquired Year	Dec. 31, 2011 Beacon Biosciences Inc	Dec. 31, 2008 Beacon Biosciences Inc	Jul. 01, 2004 Beacon Biosciences Inc	Dec. 31, 2008 Beacon Biosciences Inc Customer relationships acquired Year	Dec. 31, 2008 Beacon Biosciences Inc Order Backlog Year	Dec. 31, 2011 Prevalere Life Sciences	Nov. 14, 2008 Prevalere Life Sciences Volunteer list acquired Year	Dec. 31, 2011 Healthcare Discoveries Inc	Feb. 11, 2008 Healthcare Discoveries Inc	Feb. 11, 2008 Healthcare Discoveries Inc Customer relationships acquired Year	Feb. 11, 2008 Healthcare Discoveries Inc Volunteer list acquired Year
Finite-Lived Intangible Assets [Line Items]
Percentage of common stock acquired		100.00%						80.00%								30.00%	70.00%						100.00%
Value of amortizable intangible asset acquired			$ 5,200,000	$ 1,200,000	$ 11,200,000	$ 1,400,000			$ 6,600,000	$ 600,000		$ 800,000		$ 400,000				$ 200,000	$ 1,500,000		$ 7,400,000			$ 1,600,000	$ 1,300,000
Amortization period, minimum																					7			2
Amortization period			7.5	1.2	7.5	4.5			6.5	2		3		3				3	3						6
Amortization period, maximum																					11			9
Amount amortized in the period since the date of acquisition	$ 1,486,000						$ 1,087,000				$ 417,000		$ 330,000		$ 1,710,000					$ 2,532,000		$ 1,896,000